NATIONS FUND TRUST
                               NATIONS FUND, INC.

                               NATIONS PRIME FUND
                              NATIONS TREASURY FUND
                      NATIONS GOVERNMENT MONEY MARKET FUND
                             NATIONS TAX EXEMPT FUND
                                INVESTOR D SHARES

     SUPPLEMENT DATED MARCH 20, 1996 TO PROSPECTUS DATED SEPTEMBER 30, 1995,
                       AS SUPPLEMENTED ON JANUARY 30, 1996

         The Prospectus for the Investor D Shares of NATIONS PRIME FUND, NATIONS TREASURY FUND, NATIONS GOVERNMENT MONEY MARKET FUND and NATIONS TAX EXEMPT FUND is hereby supplemented as follows:

  1. By substituting the following for the section entitled "Expenses Summary":




   Expenses are one of several factors to consider when investing in the Funds. The following table summarizes shareholder transaction and operating expenses for Investor D Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.



                                                                                                                     Nations
                                                                            Nations Prime    Nations Treasury   Government Money
   SHAREHOLDER TRANSACTION EXPENSES                                                Fund               Fund          Market Fund

   Sales Load Imposed on Purchases                                                 None               None               None
   Deferred Sales Charge                                                           .00%1              .00%1              .00%1

                                                                                Nations
                                                                              Tax Exempt
  SHAREHOLDER TRANSACTION EXPENSES                                                Fund
  Sales Load Imposed on Purchases                                                 None
  Deferred Sales Charge                                                           .00%1

  ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)

                                                                                                                     Nations
                                                                              Nations Prime    Nations Treasury   Government Money
                                                                                  Fund               Fund            Market Fund

  Management Fees (After Fee Waivers)                                                 .14%               .14%               .12%
  Rule 12b-1 Fees (After Fee Waivers)                                                 .25%               .25%               .25%
  Shareholder Servicing Fees                                                          .25%               .25%               .25%
  Other Expenses (After Expense Reimbursements)                                       .16%               .16%               .18%
  Total Operating Expenses (After Fee Waivers and Expense Reimbursements)             .80%               .80%               .80%

                                                                               Nations
                                                                             Tax Exempt
                                                                                Fund
  Management Fees (After Fee Waivers)                                                 .13%
  Rule 12b-1 Fees (After Fee Waivers)                                                 .25%
  Shareholder Servicing Fees                                                          .25%
  Other Expenses (After Expense Reimbursements)                                       .17%
  Total Operating Expenses (After Fee Waivers and Expense Reimbursements)             .80%



  1 Shares acquired through an exchange remain subject to the contingent deferred sales charge ("CDSC") schedule applicable to the shares exchanged. See "How To Buy Shares" and "How To Sell Shares --
    Contingent Deferred Sales Charge" below.


  EXAMPLES:

  You would pay the following expenses on a $1,000 investment in Investor D Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.


                                                                                                                     Nations
                                                                               Nations            Nations          Government
                                                                                Prime            Treasury             Money
                                                                                Fund               Fund            Market Fund
  1 Year                                                                              $ 8                $ 8                $ 8
  3 Years                                                                             $26                $26                $26


                                                                               Nations
                                                                             Tax Exempt
                                                                                Fund
  1 Year                                                                              $ 8
  3 Years                                                                             $26



  The purpose of the foregoing table is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in each Fund will bear either directly or indirectly. Because Investor D Shares were not offered during the Funds' most recent fiscal year, the "Other Expenses" figures contained in the above table are based on estimated amounts for the Funds' current fiscal year and reflect anticipated fee waivers and reimbursements. There is no assurance that these fee waivers and reimbursements will continue beyond the current fiscal year. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. Long-term shareholders in a Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed."




  Absent fee waivers and expense reimbursements, "Management Fees,"
  "Rule 12b-1 Fees," "Other Expenses" and "Total Operating Expenses" for Investor D Shares of the indicated Fund would be as follows:
  Nations Prime Fund -- .20%, .45%, .17% and 1.07%, respectively; Nations Treasury Fund -- .20%, .45%, .17% and 1.07%, respectively; Nations Government Money Market Fund -- .40%, .45%, .21% and 1.31%, respectively; and Nations Tax Exempt Fund -- .40%, .45%, .20% and 1.30%, respectively.


  THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.







 2. By substituting the following for the section entitled "How To Buy Shares":



  Stephens has established various procedures for purchasing Investor D Shares in order to accommodate different investors. Purchase orders may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into sales support agreements ("Sales Support Agreements") with Stephens ("Selling Agents").



  There is a minimum initial investment of $1,000, except that the minimum initial investment is:



  (Bullet) $500 for IRA investors;



  (Bullet) $250 for non-working spousal IRAs; and



  (Bullet) $100 for investors participating on a monthly basis in the Systematic Investment Plan described below.



  There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs") or salary reduction-Individual Retirement Accounts ("SAR-IRAs"). However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Fund reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.



  Shares acquired through an exchange of Investor C Shares of a non-money market fund must have a current value of at least $1,000. No sales load or exchange fee is imposed upon the purchase of Investor D Shares of a Fund through an exchange. Purchases may be effected only on days on which the Federal Reserve Bank of New York is open for business (a "Business Day").



  The Selling Agents have entered into Sales Support Agreements with Stephens under which they will provide sales support assistance to their Customers who own Investor D Shares. In addition, the Servicing Agents have entered into shareholder servicing agreements ("Servicing Agreements") under which they will provide various shareholder services for their Customers who own Investor D Shares ("Servicing Agents"). Selling Agents and Servicing Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens, and Nations Fund may agree to voluntarily reduce the fees payable for shareholder services and sales support services. See "Shareholder Servicing And Distribution Plans."


  Nations Fund reserves the right to reject any purchase order. The issuance of Investor D Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.


  EFFECTIVE TIME OF PURCHASES: Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens or by the Transfer Agent. A purchase order must be received by Stephens or by the Transfer Agent by 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund). Absent prior arrangement with Stephens or the Transfer Agent, purchase orders received after such time on any given day will not be accepted; notice thereof will be given to the Selling Agent transmitting the order, and any funds received will be returned promptly to the sending Selling Agent. Any late purchase orders that are not rejected pursuant to such a prior arrangement will be executed on the following Business Day. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled. Investor D Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent.



  The Selling Agents are responsible for transmitting orders for purchases by their Customers and delivering required funds on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Fund.



  TELEPHONE TRANSACTIONS: An investor may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A Shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Fund and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Fund requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Fund reserves the right to record all telephone conversations.